COMMITMENT AND CONTINGENCIES - Estimated Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 464
2025	471
2026	479
2027	161
TOTAL	1,575
Less amount representing interest	(284)
Present value of net minimum payments	1,291
Operating lease liability	$ 326	$ 283